Related Party Transactions	3 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15 - RELATED PARTY TRANSACTIONS

During the three months ended on March 31, 2025, the Company granted 511,925 stock options at a weighted average exercise price of $2.41 to several executive officers, and Board of Directors (“Board”) members of the Company.

In addition, during the three months ended March 31, 2025, the Company granted 549,654 RSUs to several executive officers and Board members of the Company.

The fair value of the stock options that were granted during the three months ended March 31, 2025, is $506 thousand, which is expected to be recognized over a 1-4-year vesting period, and the fair value of the granted RSUs is $1,222 thousand, which is expected to be recognized over a 1-4-years vesting period.